OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 3:-   OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2014

Government authorities	$472	$721
Employees	52	29
Prepaid expenses	949	879
Advances to suppliers	636	284
Others	270	189

	$2,379	$2,102